UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

Steven I. Koszalka

American Funds Short-Term Tax-Exempt Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term®

American Funds Short-Term
Tax-Exempt Bond Fund ®

Semi-annual report for the six months ended January 31, 2013

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and to preserve capital.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–0.88%	1.11%	1.47%

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated October 1, 2012.

The five- and 10-year investment results include the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of those periods. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s credit-worthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

We welcome the opportunity to present you with the semi-annual report for American Funds Short-Term Tax-Exempt Bond Fund. This report covers results for the six months ended January 31, 2013.

For the period, the fund paid monthly dividends totaling 6.52 cents per share, which amounted to a federally tax-exempt income return of 0.63% for investors who reinvested their dividends. This income return is equivalent to a taxable income return of 0.97% for investors in the 35% maximum federal tax bracket (based on 2012 rates). A portion of the fund’s income return also may be exempt from some state and local income taxes.

The income return helped keep the fund’s total returns positive for the period, despite a slight decline in net asset value. The fund’s 0.46% total return led the 0.39% advance of the Lipper Short Municipal Debt Funds Average, a measure of the fund’s peer group. The unmanaged Barclays Municipal Short 1–5 Years Index, which has no expenses, returned 0.47%.

Results at a glance

For periods ended January 31, 2013, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 8/7/09)*
American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	0.46%	1.33%	2.07%
Barclays Municipal Short 1–5 Years Index†	0.47	1.44	2.57
Lipper Short Municipal Debt Funds Average	0.39	1.10	1.93

*	The Tax-Exempt Money Fund of America converted to American Funds Short-Term Tax-Exempt Bond Fund on this date.
†	Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. The index is unmanaged and, therefore, has no expenses.

American Funds Short-Term Tax-Exempt Bond Fund	1

Your fund’s approach

In an effort to provide investors with a measure of income and relative stability, American Funds Short-Term Tax-Exempt Bond Fund concentrates primarily on higher quality bonds of relatively short duration. The fund targets a dollar-weighted average maturity not greater than three years. The portfolio counselors invest in a broad range of bonds representing a diversity of sectors, issuers and types. Each issue is comprehensively examined not only for its potential to provide an attractive return, but also for risk.

We give considerable attention to revenue bonds, which are issued to support projects such as hospital construction and expansion, utility plant upgrades and infrastructure repairs. It is in this area of the municipal market that we feel our intensive research efforts can add the most value, particularly in times of economic stress.

Many bond insurers exited the business in the wake of the credit crisis, creating attractive investment opportunities for those with the research capacity to identify them. Bonds that before might have been insured and given AAA status are now available with lesser ratings but higher yields. We strive to protect fund value while generating a yield exceeding that of money market funds in normal environments.

Market overview

In its efforts to encourage economic growth, the Federal Reserve maintained target rates near zero for the short end of the yield curve. Consequently, investors increasingly turned to securities with longer maturities, lower credit quality and higher risk. Results for high-quality, short-term municipals, like the ones the fund invests in, lagged those of securities that represent higher risk.

Municipal bonds remained attractive to investors, with concerns about the potential for tax increases spurring purchases. Issuers took advantage of low rates and high demand by bringing additional offerings to market. Although changing the tax exemption for municipal bond interest for the highest earners was discussed in Washington, demand for municipal bonds remains significant.

Inside the portfolio

As interest rates on the short end stayed mostly flat for the period, return generation for the fund came primarily from income, compensating for a discount in net asset value. The fund’s investments in airport bonds enhanced investment results, as credit spreads narrowed. Holdings of bonds related to hospital facilities, single-family housing and student loans also advanced, as did those for ports and sales tax revenue. State and local general obligation bonds gained, but not to the same degree.

The portfolio counselors sought to invest in high-quality issues with short duration. Many of the fund’s initial holdings from its inception in August 2009 have matured, along with

2	American Funds Short-Term Tax-Exempt Bond Fund

other short-term bonds. They have been replaced, in part, with bonds for essential services like toll roads, transportation, and water and sewer systems.

The portfolio counselors also added to holdings of unemployment bonds. States issue these high-quality, short-duration bonds in order to reimburse borrowings from the federal government that were used to replenish their unemployment insurance benefits coffers. They then repay these bonds with the collection of unemployment taxes.

The fund held a greater percentage of cash during the period. The portfolio counselors took the opportunity to buy a number of slightly longer duration securities in search of a bit more yield, while maintaining the target average dollar-weighted maturity of the fund.

As always, we maintain a prudent approach, recognizing that safety and stability are the highest priorities for fund investors. Total assets increased notably over the period, as did our number of investors. We warmly welcome these new investors to the fund.

Thank you for the confidence you have placed in us. We look forward to reporting back to you on the fund’s progress in six months.

Cordially,

/s/ Brenda S. Ellerin

Brenda S. Ellerin President

March 19, 2013

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of February 28, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.24%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 0.37%.) The fund’s 12-month distribution rate for Class A shares as of that date was 1.26%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American Funds Short-Term Tax-Exempt Bond Fund	3

Other share class results	unaudited

Class F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2012
(the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class F-1 shares* — first sold 8/27/09
Not reflecting annual asset-based fee charged by sponsoring firm	1.42%	—	1.91%

Class F-2 shares* — first sold 8/12/09
Not reflecting annual asset-based fee charged by sponsoring firm	1.69	—	2.14

*	These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

4	American Funds Short-Term Tax-Exempt Bond Fund

Summary investment portfolio January 31, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings*

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (at left) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
	Principal		Percent
Bonds & notes — 85.06%	amount	Value	of net
	(000)	(000)	assets
Alabama — 1.88%
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2017	$1,750	$2,062
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	5,565	6,682	1.19%
Other securities		5,028	.69
		13,772	1.88

California — 8.63%
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,603	.49
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,811	.66
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-1, 0.60% 2038 (put 2014)[1]	7,500	7,517	1.03
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,596	.49

American Funds Short-Term Tax-Exempt Bond Fund	5

	Principal		Percent
Bonds & notes	amount	Value	of net
	(000)	(000)	assets
California (continued)
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2014	$2,000	$2,118
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2015	2,000	2,204
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	905	1,066	1.36%
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2018	2,000	2,415
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-M, 5.00% 2014	2,000	2,118
Other securities		33,778	4.60
		63,226	8.63

Colorado — 1.25%
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	5,000	5,826	.79
Other securities		3,355	.46
		9,181	1.25

Connecticut — 1.05%
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 4.00% 2049 (put 2013)	3,500	3,503	.48
Other securities		4,213	.57
		7,716	1.05

Delaware — 0.52%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	3,555	3,829	.52

Florida — 11.10%
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2015	1,500	1,639
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	1,300	1,543
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	1,000	1,092
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2016	4,905	5,506	1.62
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	1,500	1,506
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	550	596

6	American Funds Short-Term Tax-Exempt Bond Fund

	Principal		Percent
Bonds & notes	amount	Value	of net
	(000)	(000)	assets
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	$3,000	$3,060
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	4,000	4,412	1.68%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	4,295	4,867
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.85% 2017[1]	3,800	3,823	.52
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2005-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,324	.45
State Board of Education, Lottery Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	3,000	3,510	.48
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,319	.45
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	4,032	.55
Other securities		39,150	5.35
		81,379	11.10

Illinois — 4.83%
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2013	6,000	6,108	.83
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,500	3,045	.42
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-A, 5.00% 2016	4,000	4,657
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-B, 5.00% 2017	1,500	1,739	1.08
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-C, 1.50% 2021	1,500	1,508
Other securities		18,367	2.50
		35,424	4.83

Indiana — 2.31%
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,184	.43
Other securities		13,769	1.88
		16,953	2.31

American Funds Short-Term Tax-Exempt Bond Fund	7

	Principal		Percent
Bonds & notes	amount	Value	of net
	(000)	(000)	assets
Michigan — 4.46%
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	$5,000	$5,446	.74%
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	2,660	3,040	.41
Other securities		24,205	3.31
		32,691	4.46

Minnesota — 1.96%
G.O. State Ref. Bonds, Series 2007, 5.00% 2013	4,000	4,097
G.O. State Various Purpose Ref. Bonds, Series 2010-D, 4.00% 2013	4,650	4,739	1.21
Other securities		5,514	.75
		14,350	1.96

Missouri — 1.21%
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, Assured Guaranty Municipal insured, AMT, 5.00% 2016	5,000	5,540	.76
Other securities		3,339	.45
		8,879	1.21

Montana — 0.43%
Board of Housing, Single-family Homeownership Rev. Ref. Bonds, Series 2012-A-2, AMT, 4.00% 2038	3,000	3,153	.43

Nevada — 2.25%
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2015	1,000	1,064
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	4,500	4,768	1.02
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-F-1, 5.00% 2015	1,500	1,645
Other securities		9,044	1.23
		16,521	2.25

8	American Funds Short-Term Tax-Exempt Bond Fund

	Principal		Percent
Bonds & notes	amount	Value	of net
	(000)	(000)	assets
New Jersey — 2.53%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	$2,000	$2,055
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,149
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.611% 2020[1]	885	882	1.52%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,803
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,281
Other securities		7,388	1.01
		18,558	2.53

New Mexico — 0.97%
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,125	.43
Other securities		4,021	.54
		7,146	.97

New York — 9.38%
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,204
Dormitory Auth., Lease Rev. Ref. Bonds (State University Educational Facs. Issue), Series 2003, XLCA insured, 5.25% 2032 (put 2013)	5,765	5,884	1.10
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	3,000	3,445	.47
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,147	.57
Other securities		53,087	7.24
		68,767	9.38

North Dakota — 0.43%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	2,900	3,116	.43

American Funds Short-Term Tax-Exempt Bond Fund	9

	Principal		Percent
Bonds & notes	amount	Value	of net
	(000)	(000)	assets
Ohio — 3.10%
City of Cleveland, Airport System Rev. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	$2,500	$2,842
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2016	4,500	4,995	1.07%
Other securities		14,855	2.03
		22,692	3.10

Oregon — 1.42%
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,466	.47
Other securities		6,948	.95
		10,414	1.42

Pennsylvania — 2.59%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,733	.65
Other securities		14,264	1.94
		18,997	2.59

South Carolina — 0.43%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2012-C, 5.00% 2013	3,000	3,122	.43

Tennessee — 1.90%
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	2,955	3,112	.42
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	3,220	3,616	.49
Other securities		7,187	.99
		13,915	1.90

Texas — 4.25%
City of Houston, Public Improvement Ref. Bonds, Series 2011-A, 5.00% 2016	2,000	2,266	.31
Other securities		28,859	3.94
		31,125	4.25

10	American Funds Short-Term Tax-Exempt Bond Fund

	Principal		Percent
Bonds & notes	amount	Value	of net
	(000)	(000)	assets
Vermont — 0.61%
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.808% 2022[1]	$4,425	$4,441	.61%

Virginia — 0.58%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2014)	3,955	4,245	.58

Washington — 2.73%
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017	3,750	4,321	.59
Other securities		15,655	2.14
		19,976	2.73

Other states & U.S. territories — 12.26%
Other securities		89,879	12.26

Total bonds & notes (cost: $610,036,000)		623,467	85.06

American Funds Short-Term Tax-Exempt Bond Fund	11

Short-term securities — 12.74%	Principal amount (000)	Value (000)	Percent of net assets
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JPMorgan Chase LOC, 0.13% 2026[1]	$5,400	$5,400	.74%
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.00% 6/27/2013	12,000	12,091
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.50% 6/27/2013	8,000	8,077	2.75
State of Idaho, Tax Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,077	1.38
Illinois Fin. Auth., Demand Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2008-B, JPMorgan Chase LOC, 0.12% 2048[1]	3,100	3,100	.42
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.13% 2041[1]	14,945	14,945	2.04
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2012-A, 2.00% 6/28/2013	20,000	20,154	2.75
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,076	1.37
Other securities		9,435	1.29

Total short-term securities (cost: $93,332,000)		93,355	12.74

Total investment securities (cost: $703,368,000)		716,822	97.80

Other assets less liabilities		16,122	2.20

Net assets		$732,944	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

12	American Funds Short-Term Tax-Exempt Bond Fund

Financial statements

Statement of assets and liabilities at January 31, 2013	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $703,368)		$716,822
Cash		175
Receivables for:
Sales of fund’s shares	$18,190
Interest	6,001	24,191
		741,188
Liabilities:
Payables for:
Purchases of investments	5,719
Repurchases of fund’s shares	2,034
Dividends on fund’s shares	106
Investment advisory services	226
Services provided by related parties	107
Trustees’ deferred compensation	29
Other	23	8,244
Net assets at January 31, 2013		$732,944

Net assets consist of:
Capital paid in on shares of beneficial interest		$719,666
Distributions in excess of net investment income		(29)
Accumulated net realized loss		(147)
Net unrealized appreciation		13,454
Net assets at January 31, 2013		$732,944

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (71,163 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share

Class A	$662,833	64,356	$10.30
Class F-1	20,629	2,003	10.30
Class F-2	49,482	4,804	10.30

See Notes to Financial Statements

American Funds Short-Term Tax-Exempt Bond Fund	13

Statement of operations		unaudited
for the six months ended January 31, 2013	(dollars in thousands)

Investment income:
Income:
Interest		$6,277
Fees and expenses*:
Investment advisory services	$1,265
Distribution services	502
Transfer agent services	121
Administrative services	43
Reports to shareholders	20
Registration statement and prospectus	49
Trustees’ compensation	4
Auditing and legal	3
Custodian	1
State and local taxes	13
Other	24	2,045
Net investment income		4,232

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(13)
Net unrealized depreciation on investments		(1,286)
Net realized loss and unrealized depreciation on investments		(1,299)

Net increase in net assets resulting from operations		$2,933

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	American Funds Short-Term Tax-Exempt Bond Fund

Statements of changes in net assets
		(dollars in thousands)

	Six months ended	Year ended
	January 31, 2013*	July 31, 2012

Operations:
Net investment income	$4,232	$7,584
Net realized (loss) gain on investments	(13)	76
Net unrealized (depreciation) appreciation on investments	(1,286)	5,056
Net increase in net assets resulting from operations	2,933	12,716

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(4,234)	(7,584)
Distributions from net realized gain on investments	(134)	—
Total dividends and distributions paid or accrued to shareholders	(4,368)	(7,584)

Net capital share transactions	95,718	82,089

Total increase in net assets	94,283	87,221

Net assets:
Beginning of period	638,661	551,440
End of period (including distributions in excess of net investment income: $(29) and $(27), respectively)	$732,944	$638,661

*Unaudited.

See Notes to Financial Statements

American Funds Short-Term Tax-Exempt Bond Fund	15

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and to preserve capital.

The fund has three share classes (Class A, as well as two F share classes, F-1 and F-2), some of which are only available to limited categories of investors. The fund’s share classes are further described below:

	Initial sales	Contingent deferred sales
Share class	charge	charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes F-1 and F-2	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

16	American Funds Short-Term Tax-Exempt Bond Fund

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

American Funds Short-Term Tax-Exempt Bond Fund	17

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

18	American Funds Short-Term Tax-Exempt Bond Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2013, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

American Funds Short-Term Tax-Exempt Bond Fund	19

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended January 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2012, the fund had tax basis undistributed tax-exempt income of $107,000.

As of January 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$13,601
Gross unrealized depreciation on investment securities	(146)
Net unrealized appreciation on investment securities	13,455
Cost of investment securities	703,367

20	American Funds Short-Term Tax-Exempt Bond Fund

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

Share class	Distributions from tax-exempt income	Distributions from long-term capital gains	Total distributions paid or accrued
Six months ended January 31, 2013
Class A	$3,974	$123	$4,097
Class F-1	97	4	101
Class F-2	163	7	170
Total	$4,234	$134	$4,368

Year ended July 31, 2012
Class A	$7,182	$—	$7,182
Class F-1	172	—	172
Class F-2	230	—	230
Total	$7,584	$—	$7,584

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. For the six months ended January 31, 2013, the investment advisory services fee was $1,265,000, which was equivalent to an annualized rate of 0.371% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for Class A and F-1 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with a plan limit of 0.15% for Class A shares and 0.50% for Class F-1 shares. For Class F-1 shares, the board of trustees has currently approved a limit of 0.25%. Class A shares may use up to

American Funds Short-Term Tax-Exempt Bond Fund	21

0.15% and Class F-1 shares may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities. The fund has not adopted a plan of distribution for Class F-2 shares.

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.15% is not exceeded. As of January 31, 2013, unreimbursed expenses subject to reimbursement totaled $1,040,000 for Class A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A and F shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class F shares pay an annual fee of 0.05% of their respective average daily net assets.

Class-specific expenses under the agreements described above for the six months ended January 31, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$477	$ 91	$32
Class F-1	25	17	5
Class F-2	Not applicable	13	6
Total class-specific expenses	$502	$121	$43

22	American Funds Short-Term Tax-Exempt Bond Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $4,000, shown on the accompanying financial statements, includes $3,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2013

Class A	$160,816	15,597	$3,504	340	$(105,671)	(10,247)	$58,649	5,690
Class F-1	7,001	679	101	9	(4,472)	(433)	2,630	255
Class F-2	40,377	3,915	134	13	(6,072)	(589)	34,439	3,339
Total net increase (decrease)	$208,194	20,191	$3,739	362	$(116,215)	(11,269)	$95,718	9,284

Year ended July 31, 2012

Class A	$239,051	23,269	$6,021	586	$(164,717)	(16,028)	$80,355	7,827
Class F-1	11,263	1,096	170	17	(7,384)	(718)	4,049	395
Class F-2	9,363	911	167	16	(11,845)	(1,150)	(2,315)	(223)
Total net increase (decrease)	$259,677	25,276	$6,358	619	$(183,946)	(17,896)	$82,089	7,999

*Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $99,750,000 and $39,409,000, respectively, during the six months ended January 31, 2013.

American Funds Short-Term Tax-Exempt Bond Fund	23

Financial highlights

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A [4]:	Six months ended 1/31/2013[5,6]	$10.32	$.07	$(.02)	$.05
	Year ended 7/31/2012	10.23	.13	.09	.22
	Year ended 7/31/2011	10.20	.12	.03	.15
	Year ended 7/31/2010	10.00	.10	.20	.30
	Period from 10/1/2008 to 7/31/2009[5,9]	10.00	.03	—	.03
	Year ended 9/30/2008	10.00	.20	—	.20
Class F-1:	Six months ended 1/31/2013[5,6]	10.32	.05	(.02)	.03
	Year ended 7/31/2012	10.23	.11	.09	.20
	Year ended 7/31/2011	10.20	.11	.03	.14
	Period from 8/27/2009 to 7/31/2010[5]	10.00	.10	.19	.29
Class F-2:	Six months ended 1/31/2013[5,6]	10.32	.07	(.02)	.05
	Year ended 7/31/2012	10.23	.14	.09	.23
	Year ended 7/31/2011	10.20	.13	.03	.16
	Period from 8/12/2009 to 7/31/2010[5]	10.00	.13	.18	.31

	Six months	Year ended July 31
	ended January 31, 2013[5,6]	2012	2011	2010
Portfolio turnover rate for all share classes	6%	14%	12%	5%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC agreed to pay a portion of fees and expenses due to lower short-term interest rates.
[4]	Reflects the board of trustees’ approval of a 10-for-1 reverse stock split of the shares of the fund, effective August 7, 2009.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Amount less than $.01.
[8]	Annualized.
[9]	In 2009, the fund changed its fiscal year-end from September to July.

See Notes to Financial Statements

24	American Funds Short-Term Tax-Exempt Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.07)	$—	[7]	$(.07)	$10.30	.46%	$663	.59%[8]		.59%[8]		1.25%[8]
(.13)	—		(.13)	10.32	2.17	606	.59		.59		1.27
(.12)	—		(.12)	10.23	1.53	520	.60		.60		1.24
(.10)	—		(.10)	10.20	3.06	412	.65		.53		1.00
(.03)	—		(.03)	10.00	.33	501	.52	[8]	.46	[8]	.44	[8]
(.20)	—		(.20)	10.00	1.99	810	.47		.43		1.93
(.05)	—	[7]	(.05)	10.30	.32	21	.87	[8]	.87	[8]	.97	[8]
(.11)	—		(.11)	10.32	1.98	18	.78		.78		1.09
(.11)	—		(.11)	10.23	1.34	14	.79		.79		1.04
(.09)	—		(.09)	10.20	2.93	5	.79	[8]	.64	[8]	1.06	[8]
(.07)	—	[7]	(.07)	10.30	.48	49	.56	[8]	.56	[8]	1.26	[8]
(.14)	—		(.14)	10.32	2.24	15	.52		.52		1.33
(.13)	—		(.13)	10.23	1.58	17	.55		.55		1.28
(.11)	—		(.11)	10.20	3.16	8	.51	[8]	.45	[8]	1.39	[8]

American Funds Short-Term Tax-Exempt Bond Fund	25

Expense example	unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2012, through January 31, 2013).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

26	American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 8/1/2012	Ending account value 1/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,004.59	$2.98	.59%
Class A — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class F-1 — actual return	1,000.00	1,003.21	4.39	.87
Class F-1 — assumed 5% return	1,000.00	1,020.82	4.43	.87
Class F-2 — actual return	1,000.00	1,004.77	2.83	.56
Class F-2 — assumed 5% return	1,000.00	1,022.38	2.85	.56

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Short-Term Tax-Exempt Bond Fund	27

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

28	American Funds Short-Term Tax-Exempt Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2013, portfolio of American Funds Short-Term Tax-Exempt Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Short-Term Tax-Exempt Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system
Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	As of 12/31/12.
[2]	Based on Class A share results for periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
Growth funds
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Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
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American Funds Money Market Fund®
American Funds Portfolio SeriesSM
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American Funds Tax-Exempt Preservation PortfolioSM
American Funds Target Date Retirement Series®
American Funds College Target Date SeriesSM

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio

January 31, 2013 unaudited

Bonds & notes — 85.06%	Principal amount (000)	Value (000)

ALABAMA — 1.88%
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	$1,500	$ 1,739
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2017	1,750	2,062
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	5,565	6,682
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	1,000	1,085
Public School and College Auth., Capital Improvement Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,204
		13,772

ALASKA — 0.14%
Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	1,000	1,053

ARIZONA — 1.54%
Pima County, Sewer System Rev. Obligations, Series 2012-A, 4.00% 2017	1,000	1,125
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2018	500	598
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,775
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2004-A, AMBAC insured, 5.25% 2013	2,000	2,038
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	2,000	2,361
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2018	2,000	2,358
		11,255

CALIFORNIA — 8.63%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.80% 2047 (put 2019)[1]	3,000	3,000
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	1,250	1,330
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,000	1,021
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,603
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2018	515	620
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,056
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2017	500	582
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,102
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,811
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-1, 0.60% 2038 (put 2014)[1]	7,500	7,517
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,000	1,057
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 3.00% 2015	1,000	1,050
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2014	1,000	1,046
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2014	1,180	1,261
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2013-A, 5.00% 2018	3,000	3,596
Metropolitan Water Dist. of Southern California, Waterworks Rev. Ref. Bonds, Series 2012-B-2, 0.45% 2027 (put 2015)[1]	2,000	2,000
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2016	1,500	1,681
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2017	1,000	1,151
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2017	1,120	1,204
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2012, AMT, 5.00% 2018	310	359
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2012, AMT, 5.00% 2019	525	614
San Diego County Regional Airport Auth., Airport Rev. Ref. Bonds,
Series 2005, AMT, AMBAC insured, 5.00% 2014 (escrowed to maturity)	1,500	1,602
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2011-A, AMT, 4.00% 2013	1,000	1,009
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2015	1,000	1,099
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2015	1,000	1,085
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2017	1,595	1,822
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-C, 5.00% 2029 (put 2017)	1,700	1,968
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2013	3,000	3,023
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	2,000	2,036
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2014	2,000	2,118
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2015	2,000	2,204
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	905	1,066
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2018	2,000	2,415
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-M, 5.00% 2014	2,000	2,118
		63,226

COLORADO — 1.25%
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2010-B, 5.00% 2015	1,220	1,323
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	5,000	5,826
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-B-1, 5.00% 2013	2,000	2,032
		9,181

CONNECTICUT — 1.05%
G.O. Notes, Econ. Recovery, Series 2009-A, 5.00% 2014	2,000	2,088
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 4.00% 2049 (put 2013)	3,500	3,503
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-4, 5.00% 2049 (put 2015)	1,000	1,092
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	1,000	1,033
		7,716

DELAWARE — 0.52%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	3,555	3,829

DISTRICT OF COLUMBIA — 1.10%
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2011-E, 0.70% 2015[1]	2,500	2,500
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 4.00% 2014	1,000	1,054
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 4.00% 2016	2,000	2,204
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.68% 2040 (put 2016)[1]	2,300	2,300
		8,058

FLORIDA — 11.10%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,575	1,756
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2015	1,500	1,639
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	1,300	1,543
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	1,000	1,092
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2016	4,905	5,506
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2013	1,500	1,506
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2015	550	596
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2017	1,000	1,142
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 5.50% 2015	1,800	2,016
Hillsborough County Aviation Auth., Tampa International Airport Rev. Ref. Bonds,
Series 2001-A, Assured Guaranty Municipal insured, 5.50% 2015	2,200	2,479
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	2,145	2,292
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	990	1,076
Housing Fin. Corp., Homeowner Mortgage Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2041	1,855	1,974
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	3,000	3,060
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	4,000	4,412
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	4,295	4,867
JEA, St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 23, 5.00% 2017	1,750	2,070
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.85% 2017[1]	3,800	3,823
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2014	2,575	2,753
Dept. of Management Services, Certs. of Part., Series 2009-B, 5.00% 2013	1,000	1,023
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.00% 2014	1,595	1,679
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2005-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,324
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 4.00% 2017	2,115	2,353
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds,
Series 2009-A, Assured Guaranty insured, 3.50% 2013	830	834
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2013	1,620	1,665
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2009-C, 5.00% 2013	1,000	1,032
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2018	1,250	1,484
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2015	1,000	1,092
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2004, National insured, 5.25% 2013	1,500	1,518
State Board of Education, Lottery Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	3,000	3,510
State Board of Education, Public Education Capital Outlay Bonds, Series 2011-F, 5.00% 2017	1,395	1,646
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,319
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2015	1,000	1,106
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2015	750	836
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project),
Series 2012-A, 4.00% 2017	925	1,024
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	4,032
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015 (escrowed to maturity)	270	303
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2016	1,250	1,443
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2014	2,395	2,554
		81,379

GEORGIA — 1.22%
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Ninth Series 1994, 1.20% 2032 (put 2014)	1,000	1,009
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.00% 2017	500	590
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,500	2,513
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2014	2,450	2,620
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2015	2,000	2,209
		8,941

HAWAII — 0.57%
G.O. Bonds of 2011, Series DZ, 5.00% 2017	2,500	2,994
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2018	1,000	1,220
		4,214

IDAHO — 0.40%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2017	2,525	2,948

ILLINOIS — 4.83%
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2013	2,100	2,137
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2014	1,500	1,596
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2013	6,000	6,108
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2015	1,000	1,076
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	900	968
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 4.00% 2015	1,000	1,065
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2018	600	710
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2006-B, FGIC-National insured, 5.00% 2018	370	424
County of Cook, G.O. Capital Equipment Bonds, Series 2009-D, 5.00% 2013 (escrowed to maturity)	1,000	1,038
County of Cook, G.O. Ref. Bonds, Series 2011-A, 5.00% 2017	1,500	1,755
County of Cook, G.O. Ref. Bonds, Series 2012-C, 5.00% 2019	500	601
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2000-A, National insured, 6.25% 2015	1,425	1,609
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,500	3,045
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,100	1,195
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 4.00% 2013	1,260	1,285
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2015	1,200	1,334
State Toll Highway Auth., Toll Highway Priority Rev. Bonds,
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2014	1,000	1,040
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-A, 5.00% 2016	4,000	4,657
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-B, 5.00% 2017	1,500	1,739
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-C, 1.50% 2021	1,500	1,508
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 4.00% 2015	500	534
		35,424

INDIANA — 2.31%
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2017	2,500	2,846
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,167
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2011-A-1, 1.50% 2036 (put 2014)	2,000	2,031
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,184
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	1,000	1,208
Trustees of Indiana University, Indiana University Student Fee Bonds, Series 2011-U, 5.00% 2017	1,000	1,186
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,153
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds, Series 2009-B, 5.00% 2015	2,000	2,178
		16,953

KANSAS — 0.06%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2013	200	207
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2014	225	242
		449

KENTUCKY — 0.54%
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2010-1, 0.813% 2020[1]	1,880	1,870
State Property and Buildings Commission, Rev. Bonds (Project No. 71), 5.50% 2013	2,000	2,053
		3,923

LOUISIANA — 0.59%
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2013	1,240	1,245
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2014	1,905	1,998
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds,
Series 2010, Assured Guaranty Municipal insured, 4.00% 2015	1,000	1,085
		4,328

MAINE — 0.30%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	2,000	2,185

MARYLAND — 0.51%
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated Group Issue),
Series 2012-D, 0.97% 2038 (put 2017)[1]	1,400	1,407
Stadium Auth., Sports Facs. Lease Rev. Ref. Bonds (Baseball Stadium Issue), Series 2011-B, AMT, 5.00% 2017	1,000	1,160
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International
Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2018	1,000	1,161
		3,728

MASSACHUSETTS — 2.27%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2016	890	1,016
Dev. Fin. Agcy., Rev. Ref. Bonds (Partners HealthCare System Issue), Series 2011-K-4, 5.00% 2035 (put 2016)	500	563
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2018	1,000	1,113
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.55% 2015[1]	2,500	2,507
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.62% 2016[1]	2,000	2,000
G.O. Ref. Bonds, Series 2004-C, Assured Guaranty Municipal insured, 5.50% 2017	800	977
G.O. Bonds, Consolidated Loan of 2012, Series D, 0.53% 2018[1]	1,000	1,001
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 2.125% 2013	1,860	1,879
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	1,000	1,045
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	1,000	1,042
Port Auth., Rev. Bonds, Series 2012-A, AMT, 3.00% 2017	660	705
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2015	360	395
School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	2,000	2,432
		16,675

MICHIGAN — 4.46%
City of Detroit, Water Supply System Rev. Bonds, Series 2005-B, FGIC-Berkshire Hathaway insured, 5.00% 2013	1,580	1,606
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2012-A, 5.00% 2018	2,225	2,578
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2016	500	552
Fin. Auth. State Revolving Fund, Clean Water Revolving Fund Rev. Bonds, Series 2012, 5.00% 2018	1,000	1,224
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-A, 5.00% 2015	1,000	1,116
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	2,000	2,432
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,446
Board of Trustees of Michigan State University, General Rev. Ref. Bonds, Series 2010-C, 5.00% 2015	2,000	2,227
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	2,500	2,686
State Trunk Line Fund Rev. Ref. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,426
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-F, 0.50% 2043 (put 2016)[1]	3,000	3,000
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.25% 2016	2,000	2,216
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	2,660	3,040
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	2,000	2,142
		32,691

MINNESOTA — 1.96%
G.O. State Ref. Bonds, Series 2007, 5.00% 2013	4,000	4,097
G.O. State Various Purpose Ref. Bonds, Series 2010-D, 4.00% 2013	4,650	4,739
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2012-B, 5.00% 2017	2,000	2,345
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	1,245	1,340
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	1,720	1,829
		14,350

MISSISSIPPI — 0.40%
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	945	999
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	1,770	1,916
		2,915

MISSOURI — 1.21%
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	865	883
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,350	1,414
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program),
Series 2009-E-4, 4.25% 2030	970	1,042
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, Assured Guaranty Municipal insured, AMT, 5.00% 2016	5,000	5,540
		8,879

MONTANA — 0.43%
Board of Housing, Single-family Homeownership Rev. Ref. Bonds, Series 2012-A-2, AMT, 4.00% 2038	3,000	3,153

NEVADA — 2.25%
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2015	1,000	1,064
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	4,500	4,768
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2010-F-1, 5.00% 2015	1,500	1,645
System of Higher Education, Universities Rev. Bonds, Series 2005-B, AMBAC insured, 5.00% 2014	2,000	2,129
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2003, National insured, 5.00% 2013	2,000	2,077
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2016	2,000	2,270
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-D, 5.00% 2017	1,185	1,378
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2018	1,000	1,190
		16,521

NEW HAMPSHIRE — 0.32%
Turnpike System Rev. Bonds, Ref. Series 2012-B, 5.00% 2017	2,000	2,310

NEW JERSEY — 2.53%
Econ. Dev. Auth., School Facs. Construction Bonds, Assured Guaranty Municipal insured,
Subseries J-5, 5.00% 2029 (put 2015)	2,000	2,235
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2016	1,500	1,728
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,055
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,149
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.611% 2020[1]	885	882
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,803
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,281
Transportation Trust Fund Auth., Transportation System Bonds, Series 2012-AA, 5.00% 2017	1,000	1,157
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.50% 2015	2,000	2,268
		18,558

NEW MEXICO — 0.97%
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,125
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 0.96% 2028[1]	560	557
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	1,625	1,723
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2012-A, Class I, 4.25% 2043	1,600	1,741
		7,146

NEW YORK — 9.38%
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 4.00% 2016	2,555	2,795
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,204
Dormitory Auth., Lease Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	5,765	5,884
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
Series 2005-D-1, FGIC-National insured, 5.00% 2014	2,000	2,097
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 4.00% 2013	1,750	1,753
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2014	1,000	1,062
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2013	1,500	1,527
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	2,500	2,777
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,928
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2018	1,205	1,442
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2018	1,500	1,781
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, 0.85% 2017[1]	2,000	2,005
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2011-A, 4.00% 2014	2,000	2,131
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, XLCA insured, 5.75% 2016	1,525	1,745
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-1, 5.00% 2015	2,000	2,244
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,069
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,111
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,111
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,111
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,181
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,209
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003 Series B, 5.00% 2016	500	567
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003 Subseries 3B-1, 5.00% 2014	2,000	2,167
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	1,000	1,087
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	3,000	3,445
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2014	2,000	2,144
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2015	1,500	1,662
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2015	2,000	2,222
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2017	1,000	1,171
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2015	2,000	2,196
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2015	2,000	2,202
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,147
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A, 4.00% 2016	2,000	2,181
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	2,010	2,409
		68,767

NORTH CAROLINA — 0.41%
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group),
Series 2012-C, 0.84% 2033 (put 2017)[1]	3,000	3,001

NORTH DAKOTA — 0.43%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	2,900	3,116

OHIO — 3.10%
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2014	2,000	2,136
City of Cleveland, Airport System Rev. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	2,500	2,842
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2016	4,500	4,995
City of Cleveland, Various Purpose G.O. Ref. Bonds, Series 2005, AMBAC insured, 5.25% 2013	2,120	2,188
Higher Education G.O. Ref. Bonds, Series 2011-A, 5.00% 2016	1,750	2,023
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	1,745	1,889
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	830	897
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2018	1,750	2,029
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2017	1,000	1,193
Water Dev. Auth., Rev. Ref. Bonds, Series 2012-A, 0.50% 2035 (put 2015)[1]	2,500	2,500
		22,692

OKLAHOMA — 0.19%
Turnpike Auth., Turnpike System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	1,215	1,412

OREGON — 1.42%
Dept. of Administrative Services, Lottery Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	1,300	1,569
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,466
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2014	1,000	1,082
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2013	1,000	1,005
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2015	1,000	1,097
Port of Portland, Portland International Airport Rev. Ref. Bonds, Subseries 21-B, AMT, 5.00% 2015	2,000	2,195
		10,414

PENNSYLVANIA — 2.59%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds,
Series 2010-A, 5.00% 2013	2,000	2,028
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-A, 5.00% 2019	1,500	1,854
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,733
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2015	750	827
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2013	1,500	1,534
School Dist. of Philadelphia, G.O. Bonds, Series 2010-A, 5.00% 2015	2,000	2,195
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2017	2,500	2,855
Turnpike Commission, Turnpike Rev. Bonds, Series 2009-A, Assured Guaranty insured, 5.00% 2015	1,340	1,471
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.78% 2018[1]	1,500	1,500
		18,997

PUERTO RICO — 0.09%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2016	620	678

SOUTH CAROLINA — 0.43%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2012-C, 5.00% 2013	3,000	3,122

SOUTH DAKOTA — 0.28%
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-A, AMT, 4.50% 2031	1,920	2,058

TENNESSEE — 1.90%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Rev. Ref. Bonds (Vanderbilt University), Series 2012-B, 0.70% 2038 (put 2017)[1]	1,000	1,000
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,460	1,600
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	1,000	1,094
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	2,955	3,112
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	1,220	1,310
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds,
Series 2008-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,115
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	3,220	3,616
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 5.00% 2014	1,000	1,068
		13,915

TEXAS — 4.25%
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2009-B-2, 5.00% 2041 (put 2013)	2,800	2,843
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-B, 0.69% 2021 (put 2015)[1]	1,000	1,000
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2015	1,000	1,104
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2018	1,000	1,185
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 0.85% 2034 (put 2017)[1]	2,000	2,008
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-C, 0.70% 2034 (put 2016)[1]	1,000	1,011
City of Houston, Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2011-A, 5.00% 2014	1,000	1,068
City of Houston, Public Improvement Ref. Bonds, Series 2011-A, 5.00% 2016	2,000	2,266
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 4.00% 2013	500	501
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 4.00% 2014	425	442
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project),
Series 2012, 5.00% 2018	1,000	1,186
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	2,000	2,060
Northside Independent School Dist., Unlimited Tax Ref. Bonds, Series 2011-A, 1.35% 2039 (put 2014)	1,965	1,984
Public Fin. Auth., G.O. Ref. Bonds, Series 2010-A, 5.00% 2013	1,500	1,549
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-A, 5.00% 2014	2,000	2,134
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2017	1,050	1,213
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2018	1,515	1,750
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2016)	1,160	1,206
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2013	1,095	1,137
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-D, 5.00% 2014	1,000	1,062
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2014	1,260	1,327
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006-A, 4.50% 2015	1,000	1,089
		31,125

VERMONT — 0.61%
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.808% 2022[1]	4,425	4,441

VIRGINIA — 0.58%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2014)	3,955	4,245

WASHINGTON — 2.73%
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.50% 2015	1,625	1,809
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2015	1,250	1,386
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	2,000	2,365
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2018	2,000	2,409
Various Purpose G.O. Ref. Bonds, Series R-2012-A, 5.00% 2017	1,250	1,478
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017	3,750	4,321
Public Utility Dist. No. 2 of Grant County, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2010-B, AMT, 5.00% 2016	1,250	1,392
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	595
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	805	863
Port of Seattle, Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2015	1,000	1,105
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	2,000	2,253
		19,976

WISCONSIN — 1.33%
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 4.00% 2015	600	639
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2017	2,000	2,261
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2013	570	591
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2015	1,315	1,455
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2013	1,400	1,428
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2014	1,000	1,066
Transportation Rev. Ref. Bonds, Series 2012-2, 4.00% 2018	2,000	2,308
		9,748

Total bonds & notes (cost: $610,036,000)		623,467

	Principal amount	Value
Short-term securities — 12.74%	(000)	(000)

California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, JPMorgan Chase LOC, 0.13% 2026[1]	$ 5,400	$ 5,400
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.00% 6/27/2013	12,000	12,091
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.50% 6/27/2013	8,000	8,077
Iowa Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Iowa Health System),
Series 2009-B, JPMorgan Chase LOC, 0.12% 2035[1]	1,000	1,000
State of Idaho, Tax Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,077
Illinois Fin. Auth., Demand Rev. Ref. Bonds (Elmhurst Memorial Healthcare),
Series 2008-B, JPMorgan Chase LOC, 0.12% 2048[1]	3,100	3,100
Indiana Fin. Auth., Industrial Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2005, 0.12% 2035[1]	1,300	1,300
County of Breckinridge, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2002-A, U.S. Bank LOC, 0.12% 2032[1]	915	915
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2005-G, 0.09% 2026[1]	2,200	2,200
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2009-C, 0.10% 2030[1]	1,600	1,600
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-B, 0.13% 2041[1]	14,945	14,945
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2012-A, 2.00% 6/28/2013	20,000	20,154
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,076
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.11% 2026[1]	620	620
Wisconsin Health and Educational Facs. Auth., Rev. Bonds (Wausau Hospital Inc.), Series 2000, 0.13% 2036[1]	1,800	1,800

Total short-term securities (cost: $93,332,000)		93,355

Total investment securities (cost: $703,368,000)		716,822
Other assets less liabilities		16,122

Net assets		$732,944

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper
Facs. = Facilities

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-039-0313O-S32789

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: March 28, 2013

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: March 28, 2013